Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	233,333,334	233,333,334	233,333,334
Common Stock, shares issued	11,933,365	9,457,859	7,610,794
Common Stock, shares outstanding	11,933,365	9,457,859	7,610,794
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	2,120	2,120	3,530
Preferred stock shares outstanding	2,120	2,120	3,530